Revenue	12 Months Ended
Dec. 31, 2025
Disclosure of revenue from contracts with customers [Abstract]
Revenue	Revenue
A. Disaggregation of Revenue
The majority of the Company's revenues are derived from the sale of power, capacity and environmental and tax attributes, and from asset optimization activities, which the
Company disaggregates into the following groups to determine how economic factors affect the recognition of revenue.

Year ended Dec. 31, 2025	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate(1)	Total
Revenues from contracts with customers
Power and other	42	264	671	13	9	—	999
Environmental and tax attributes(2)	70	106	11	—	—	(68)	119
Revenue from contracts with customers	112	370	682	13	9	(68)	1,118
Revenue from derivatives and other trading activities(3)	34	(251)	172	248	121	7	331
Revenue from merchant sales	203	71	393	233	—	—	900
Other(4)	19	16	20	1	—	—	56
Total revenue	368	206	1,267	495	130	(61)	2,405
Revenues from contracts with customers
Timing of revenue recognition
At a point in time	70	42	11	13	—	(68)	68
Over time	42	328	671	—	9	—	1,050
Total revenue from contracts with customers	112	370	682	13	9	(68)	1,118
(1)The elimination of intercompany sales is reflected in the Corporate segment.
(2)The environmental and tax attributes represent environmental attributes and production tax transfer sales not bundled with power and other sales.
(3)Represents realized and unrealized gains or losses from hedging and derivative positions. Volatility and pricing in commodity markets can vary significantly from period to period and impact movements in derivative positions.
(4)Other revenue includes production tax credits related to U.S. wind facilities subject to tax equity financing arrangements, total lease income from long-term contracts that meet the criteria of operating leases and other miscellaneous revenues.

Year ended Dec. 31, 2024	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate(1)	Total
Revenues from contracts with customers
Power and other	36	242	494	12	—	—	784
Environmental and tax attributes(2)	61	77	2	—	—	(34)	106
Revenue from contracts with customers	97	319	496	12	—	(34)	890
Revenue from derivatives and other trading activities(3)	16	(69)	282	311	168	—	708
Revenue from merchant sales	287	71	546	291	—	—	1,195
Other(4)	9	15	26	2	—	—	52
Total revenue	409	336	1,350	616	168	(34)	2,845
Revenues from contracts with customers
Timing of revenue recognition
At a point in time	61	28	—	12	—	(34)	67
Over time	36	291	496	—	—	—	823
Total revenue from contracts with customers	97	319	496	12	—	(34)	890
(1)The elimination of intercompany sales is reflected in the Corporate segment.
(2)The environmental and tax attributes represent environmental attributes and production tax transfer sales not bundled with power and other sales.
(3)Represents realized and unrealized gains or losses from hedging and derivative positions. Volatility and pricing in commodity markets can vary significantly from period to period and impact movements in derivative positions.
(4)Other revenue includes production tax credits related to U.S. wind facilities subject to tax equity financing arrangements, total lease income from long-term contracts that meet the criteria of operating leases and other miscellaneous revenues.
B. Performance Obligations
The performance obligations in the Company's contracts with its customers include the provision of electricity and steam capacity; the delivery of electricity, thermal energy and environmental attributes; the provision of operation and maintenance services and water management services; and the supply of byproducts from coal generation.
The aggregate amount of transaction prices allocated to remaining performance obligations (contract revenues that have not yet been recognized) as at Dec. 31, 2025, is approximately $2,524 million, with approximately $566 million expected to be recognized during the period 2026-2028; $493 million during the period of 2029-2031; $745 million during the period of 2032-2036; and $720 million for 2037 and thereafter.
These amounts exclude future revenues that are related to constrained variable consideration. In many of the Company’s contracts, elements of the transaction price are considered constrained, such as for variable revenues dependent upon future production volumes that are driven by customer or market demand or market prices that are subject to factors outside the Company’s influence. As a result, the amounts of future revenues disclosed above represent only a portion of future revenues that are expected to be realized by the Company from its contractual portfolio.
Contract liabilities of $43 million as at Dec. 31, 2025 represent the consideration received from customers in advance of satisfying the related performance obligation by supplying the related goods or services. Revenue is recognized when the performance obligation is satisfied.
C. Significant Customer
For the year ended Dec. 31, 2025, sales to the Alberta Electric System Operator represented 20 per cent of the Company’s total revenue (2024 – 24 per cent). There were no other companies that accounted for more than 10 per cent of the Company's total revenue.